Offerings	Nov. 09, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering Note

1.
In United States dollars or the equivalent thereof in foreign currency or currency units. An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities.  The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933 (the “Securities Act”) and is omitting this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any registration fees will be determined and paid subsequently on a pay-as-you-go basis in accordance with Rule 457(r) based on the fee payment rate in effect on the date of such fee payment.

2.	Includes convertible debt securities, non-convertible debt securities and medium term notes.

3.
Also includes such indeterminate number of shares of common stock and preferred stock or amount of debt securities as may be issued upon conversion or exercise of, or exchange for, any convertible debt securities, convertible preferred stock, or warrants. The number and amount of such securities also include securities issued in connection with share purchase contracts and share purchase units. Separate consideration may or may not be received for the preferred stock or common stock or debt securities issuable upon conversion of or in exchange for debt securities or preferred stock. Also includes such indeterminate number of shares of common stock and preferred stock or amount of debt securities as may be required for delivery upon exercise of warrants, or conversion of any convertible debt securities or convertible preferred stock, as a result of anti-dilution provisions thereof.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $2.50 per share
Fee Rate	0.0087%
Offering Note

1.
In United States dollars or the equivalent thereof in foreign currency or currency units. An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities.  The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933 (the “Securities Act”) and is omitting this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any registration fees will be determined and paid subsequently on a pay-as-you-go basis in accordance with Rule 457(r) based on the fee payment rate in effect on the date of such fee payment.

3.
Also includes such indeterminate number of shares of common stock and preferred stock or amount of debt securities as may be issued upon conversion or exercise of, or exchange for, any convertible debt securities, convertible preferred stock, or warrants. The number and amount of such securities also include securities issued in connection with share purchase contracts and share purchase units. Separate consideration may or may not be received for the preferred stock or common stock or debt securities issuable upon conversion of or in exchange for debt securities or preferred stock. Also includes such indeterminate number of shares of common stock and preferred stock or amount of debt securities as may be required for delivery upon exercise of warrants, or conversion of any convertible debt securities or convertible preferred stock, as a result of anti-dilution provisions thereof.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.50 per share
Fee Rate	0.0087%
Offering Note

1.
In United States dollars or the equivalent thereof in foreign currency or currency units. An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities.  The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933 (the “Securities Act”) and is omitting this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any registration fees will be determined and paid subsequently on a pay-as-you-go basis in accordance with Rule 457(r) based on the fee payment rate in effect on the date of such fee payment.

3.
Also includes such indeterminate number of shares of common stock and preferred stock or amount of debt securities as may be issued upon conversion or exercise of, or exchange for, any convertible debt securities, convertible preferred stock, or warrants. The number and amount of such securities also include securities issued in connection with share purchase contracts and share purchase units. Separate consideration may or may not be received for the preferred stock or common stock or debt securities issuable upon conversion of or in exchange for debt securities or preferred stock. Also includes such indeterminate number of shares of common stock and preferred stock or amount of debt securities as may be required for delivery upon exercise of warrants, or conversion of any convertible debt securities or convertible preferred stock, as a result of anti-dilution provisions thereof.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering Note

1.
In United States dollars or the equivalent thereof in foreign currency or currency units. An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities.  The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933 (the “Securities Act”) and is omitting this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any registration fees will be determined and paid subsequently on a pay-as-you-go basis in accordance with Rule 457(r) based on the fee payment rate in effect on the date of such fee payment.

3.
Also includes such indeterminate number of shares of common stock and preferred stock or amount of debt securities as may be issued upon conversion or exercise of, or exchange for, any convertible debt securities, convertible preferred stock, or warrants. The number and amount of such securities also include securities issued in connection with share purchase contracts and share purchase units. Separate consideration may or may not be received for the preferred stock or common stock or debt securities issuable upon conversion of or in exchange for debt securities or preferred stock. Also includes such indeterminate number of shares of common stock and preferred stock or amount of debt securities as may be required for delivery upon exercise of warrants, or conversion of any convertible debt securities or convertible preferred stock, as a result of anti-dilution provisions thereof.

4.
Represents an indeterminate number of warrants as may be issued at indeterminate prices, representing rights to purchase common stock, preferred stock and debt securities, or any combination thereof. Such warrants may be issued independently or together with debt securities, preferred stock or common stock, and the warrants may be sold at the same or different time as those offered securities.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Share Purchase Contracts
Fee Rate	0.0087%
Offering Note

1.
In United States dollars or the equivalent thereof in foreign currency or currency units. An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities.  The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933 (the “Securities Act”) and is omitting this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any registration fees will be determined and paid subsequently on a pay-as-you-go basis in accordance with Rule 457(r) based on the fee payment rate in effect on the date of such fee payment.

5.
Represents an indeterminate number of share purchase contracts as may be issued at indeterminate prices, representing obligations to purchase common stock and preferred stock. Such share purchase contracts may be issued separately or as part of share purchase units.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Share Purchase Units
Fee Rate	0.0087%
Offering Note

1.
In United States dollars or the equivalent thereof in foreign currency or currency units. An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities.  The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933 (the “Securities Act”) and is omitting this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any registration fees will be determined and paid subsequently on a pay-as-you-go basis in accordance with Rule 457(r) based on the fee payment rate in effect on the date of such fee payment.

6.
Represents an indeterminate amount and number of share purchase units, consisting of share purchase contracts together with debt securities, common stock, preferred stock, warrants or debt obligations of third parties securing the holders’ obligations to purchase common stock or preferred stock under the share purchase contracts.